Host Inc Earnings (Loss) Per Common Share (Detail) (USD $) In Millions, except Per Share data	3 Months Ended								12 Months Ended
	Sep. 10, 2010	Jun. 18, 2010	Mar. 26, 2010	Sep. 11, 2009	Jun. 19, 2009	Mar. 27, 2009	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Schedule of Earnings Per Share, Basic and Diluted, by Common Class [Line Items]
Less: Net (income) loss attributable to non- controlling interests									$ (2)		$ (5)		$ 16
HOST HOTELS & RESORTS, INC.
Schedule of Earnings Per Share, Basic and Diluted, by Common Class [Line Items]
Net income (loss)	(61)	19	(84)	(58)	(69)	(60)	(6)	(71)	(132)		(258)		414
Less: Net (income) loss attributable to non- controlling interests									2		6		(19)
Dividends on preferred stock									(4)		(9)		(9)
Issuance costs of redeemed preferred stock									(4)	[1]
Earnings (loss) available to common stockholders	(58)	12	(86)	(57)	(70)	(61)	(6)	(73)	(138)		(261)		386
Assuming deduction of gain recognized for the repurchase of 2004 Debentures											(2)	[2]	(8)	[2]
Diluted earnings (loss) available to common stockholders									$ (138)		$ (263)		$ 378
Basic weighted average shares outstanding									656.1		586.3		521.6
Assuming weighted average shares for the repurchased 2004 Debentures											0.9		5.4
Assuming distribution of common shares granted under the comprehensive stock plan, less shares assumed purchased at market price													0.4
Diluted weighted average shares outstanding									656.1	[3]	587.2	[3]	527.4	[3]
Basic earnings (loss) per share	$ (0.09)	$ 0.02	$ (0.13)	$ (0.09)	$ (0.12)	$ (0.12)	$ (0.01)	$ (0.12)	$ (0.21)		$ (0.45)		$ 0.74
Diluted earnings (loss) per share	$ (0.09)	$ 0.02	$ (0.13)	$ (0.09)	$ (0.12)	$ (0.12)	$ (0.01)	$ (0.12)	$ (0.21)		$ (0.45)		$ 0.72

[1]	Represents the original issuance costs associated with the Class E preferred stock, which were redeemed during 2010.
[2]	During 2009 and 2008, we repurchased $75 million and $100 million face amount, respectively, of our $500 million 3 1/4% exchange able senior debentures (the "2004 Debentures") with a carrying value of $72 million and $96 million for approximately $69 million and $82 million, respectively. We are required to determine the dilutive effect of the repurchased 2004 Debentures separately from the 2004 Debentures outstanding at December 31, 2009 and 2008. The 2004 Debentures repurchased during 2009 and 2008 are treated as having been converted to Host Inc. common stock equivalents at the start of the period. Accordingly, the 2009 and 2008 adjustments to net income related to the repurchased 2004 Debentures include a $3 million and $14 million gain, respectively, net of interest expense on the repurchased debentures.
[3]	There are 53 million potentially dilutive shares for our exchangeable senior debentures and shares granted under comprehensive stock plans which were not included in the computation of diluted EPS as of December 31, 2010 because to do so would have been anti-dilutive for the period. See Note 4 - "Debt" for the terms and conditions of our exchangeable senior debentures and Note 8 - "Employee Stock Plans" for the terms and conditions of our comprehensive stock plans.